Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt
Schedule outstanding principal balances on each loan facility

These guarantees can be called upon following a payment default. The outstanding principal balances on each loan facility as at December 31, 2019 and 2018 were as follows:

	As at December 31
	2019	2018
CACIB Bank Facility	—	31,300,000
Old Nordea/SEB Joint Bank Facility	—	86,371,847
ABN/DVB/NIBC Joint Bank Facility	—	92,131,594
NIBC Bank Facility	6,045,000	7,465,000
Nordea/SEB Joint Bank Facility	100,000,000	—
Nordea/SEB Revolving Facility	40,000,000	—
ABN/CACIB Joint Bank Facility	61,462,500	—
ABN AMRO Revolving Facility	4,019,007	14,994,279
Total debt	211,526,507	232,262,720
Deferred finance fees	(4,243,494)	(3,908,472)
Net total debt	207,283,013	228,354,248
Current portion of long-term debt	21,274,111	24,217,892
Current portion of deferred finance fees	(1,057,940)	(1,383,349)
Total current portion of long-term debt	20,216,171	22,834,543
Non-current portion of long-term debt	187,066,842	205,519,705

Schedule of future minimum repayments under the loan facilities

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As at
December 31
2019
2020	21,274,111
2021	21,906,236
2022	17,281,236
2023	17,281,236
2024	133,783,688
211,526,507